Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies

1. Description of Business and Summary of Significant Accounting Policies

1.1.  Description of Business

Unless the context otherwise requires, or unless indicated otherwise, “we”, “us”, “our”, “Smurfit Westrock” and “the Company” refer to the business of Smurfit Westrock plc, its wholly-owned subsidiaries and its partially-owned consolidated subsidiaries.

Smurfit Westrock plc (formerly known as Cepheidway Limited and Smurfit WestRock Limited) is a company limited by shares that is incorporated in Ireland. On December 11, 2023, Smurfit Westrock changed its name to Smurfit WestRock Limited, and then on June 18, 2024, it re-registered as an Irish public limited company and was renamed Smurfit Westrock plc.

We are a multinational provider of sustainable fiber-based paper and packaging solutions. We partner with our customers to provide differentiated, sustainable paper and packaging solutions that enhance our customers’ prospects of success in their markets. Our team members support customers around the world from our operating and business locations in North America, South America, Europe, Asia, Africa, and Australia.

Pursuant to a transaction agreement dated as of September 12, 2023 (the “Transaction Agreement”), among Smurfit Westrock, Smurfit Kappa Group plc (“Smurfit Kappa”), WestRock Company (“WestRock”) and Sun Merger Sub, LLC (“Merger Sub”) the following was completed (i) Smurfit Westrock acquired Smurfit Kappa by means of a scheme of arrangement under the Irish Companies Act (the “Smurfit Kappa Share Exchange”) and (ii) Merger Sub merged with and into WestRock, with WestRock continuing as the surviving entity (the “Merger” and, together with the Smurfit Kappa Share Exchange, the “Combination”). The Combination closed on July 5, 2024 (the “Closing Date”). Upon the completion of the Combination, Smurfit Kappa and WestRock each became wholly owned subsidiaries of Smurfit Westrock.

1.2. Basis of Presentation and Principles of Consolidation

Other than activities related to its formation and in anticipation of the Combination, Smurfit Westrock did not conduct any operations from its incorporation until completion of the Combination. Given the non-operational nature of Smurfit Westrock prior to the Combination, the Smurfit Kappa Share Exchange is not considered a business combination and does not give rise to any goodwill or adjustments to accounting basis.

The Consolidated Financial Statements of Smurfit Westrock following the Smurfit Kappa Share Exchange are a continuation of the financial statements of Smurfit Kappa. The comparative financial information presented in these Consolidated Financial Statements reflect the pre-Combination carrying values of Smurfit Kappa with the legal share capital retroactively adjusted to reflect the legal capital of Smurfit Westrock as the successor after giving effect to the Smurfit Kappa Share Exchange.

The Merger is recognized as a business combination under Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”). Smurfit Kappa was determined to be the accounting acquirer of WestRock. Accordingly, the financial statements reflected in these Consolidated Financial Statements include WestRock’s financial position and results of operations for the period subsequent to the completion of the Combination on July 5, 2024.

Refer to “Note 2. Acquisitions” for additional information related to the accounting for the Combination.

Following the completion of the Combination, we reassessed our reportable segments due to changes in our organizational structure and how our chief operating decision maker (“CODM”) makes key operating decisions, allocates resources and assesses the performance of our business. Consequently, subsequent to the Combination, we began to manage the combined business as three reportable segments: (1) North America, (2) Europe, the Middle East and Africa (“MEA”), and Asia-Pacific (“APAC”), and (3) Latin America (“LATAM”).

1. Description of Business and Summary of Significant Accounting Policies (Continued)

As a result of the change in reportable segments, prior year amounts have been recast to conform to the current year presentation. Throughout these Consolidated Financial Statements, amounts and activity reflect re-presentations related to the change in our reportable segments. The change in reportable segments had no impact on the Company’s Consolidated Balance Sheets, Consolidated Statements of Operations, Consolidated Statements of Comprehensive (Loss) Income, Consolidated Statements of Cash Flows and Consolidated Statements of Changes in Equity previously reported. Refer to “Note 3. Segment Information”, for further discussion of the Company’s segment reporting structure.

The Consolidated Financial Statements have been derived from the historical accounting records of the Company and were prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The Company’s fiscal year end is December 31. The reporting currency is the United States dollar (“the U.S. dollar”).

The Consolidated Financial Statements include the accounts of Smurfit Westrock plc, and our wholly and partially owned subsidiaries for which we have a controlling financial interest, including variable interest entities for which we are the primary beneficiary. We have eliminated all intercompany accounts and transactions.

The Company consolidates entities in which it has a controlling financial interest based on either the Variable Interest Entity (“VIE”) or voting interest model.

The Company consolidates entities that are VIEs when the Company determines it is the primary beneficiary. Generally, the primary beneficiary of a VIE is a reporting entity that has (a) the power to direct the activities that most significantly affect the VIE’s economic performance, and (b) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

1.3. Reclassifications and Adjustments

Following the Combination, certain reclassifications have been made to the prior year amounts to conform to the current year presentation. These reclassifications include the recast within our reportable segments, as described above. On completion of the Merger, as part of the harmonization of accounting policies, a disclosure reclassification of amounts previously classified as ‘other postretirement benefit plans’ took place with the plans now being classified and disclosed as ‘defined benefit pension plans’. The prior year disclosure information in “Note 18. Retirement Plans” has been updated to conform to the current year presentation.

1.4. Use of Estimates

The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about gain contingencies and contingent liabilities and reported amounts of revenues and expenses, including income taxes. Such estimates include the fair value of assets acquired and assumed liabilities in a business combination, determining goodwill and measuring impairment, income taxes and pension and other postretirement benefits. These estimates and assumptions are based on management’s judgment. Actual results may differ from those estimates, and the differences could be material.

We base our estimates on the current information available, our experiences and various other assumptions believed to be reasonable under the circumstances. The process of determining significant estimates is fact specific and takes into account factors such as historical experience, current and expected economic conditions, product mix, and in some cases, actuarial techniques. We regularly evaluate these significant factors and make adjustments in the Consolidated Financial Statements where facts and circumstances dictate.

1. Description of Business and Summary of Significant Accounting Policies (Continued)

1.5. Revenue Recognition

Generally, we recognize revenue on a point-in-time basis when the customer takes title to the goods and assumes the risks and rewards for the goods, which coincides with the transfer of control of our goods to the customer upon delivery. Additionally, we manufacture certain customized products that have no alternative use to us (since they are made to specific customer specifications), and we believe that for certain customers we have a legally enforceable right to payment for performance completed to date on these products, including a reasonable profit. For products that meet these two criteria, we recognize revenue over time. This results in revenue recognition prior to the date of shipment or title transfer for these products and results in the recognition of a contract asset (unbilled receivables) with a corresponding reduction in finished goods inventory on our Consolidated Balance Sheets.

Revenue is measured as the amount of consideration we expect to receive in exchange for transferring goods and is derived primarily from fixed consideration. Certain contracts may also include variable consideration, typically in the form of volume-based rebates and early settlement discounts. If a contract with a customer includes variable consideration, we estimate the expected impact based on historical experience and net the provisions for volume-based rebates, early settlement discounts and other adjustments against our gross sales. We concluded this method is consistent with the most likely amount method under ASC 606, “Revenue from Contracts with Customers” (“ASC 606”) and allows us to make the best estimate of the consideration we will be entitled to from customers.

As permitted by ASC 606, we have elected to treat costs associated with obtaining new contracts as expenses when incurred if the amortization period of the asset we would recognize is one year or less. We do not record interest income when the difference in timing of control transfer and customer payment is one year or less. No element of financing is deemed present as the sales are made with credit terms consistent with market practice and are in line with normal credit terms in the entities’ country of operation.

We also account for sales and other taxes that are imposed on and concurrent with individual revenue-producing transactions between a customer and us on a net basis which excludes the taxes from our net sales.

1.6. Shipping and Handling Costs

We account for shipping and handling activities as fulfillment costs. Accordingly, we classify shipping and handling costs, such as freight to our customers’ destinations, as a component of cost of goods sold while amounts billed to customers are classified as a component of net sales.

1.7. Cash and Cash Equivalents

We consider all highly liquid investments that mature three months or less from the date of purchase to be cash equivalents. The carrying amounts of our cash and cash equivalents approximate fair market values.

1.8. Accounts Receivable and Allowances

Our accounts receivable balance arises from a diverse and varied customer base, across the Company’s operations and as such there is no significant concentration of credit risk. Credit evaluations are performed on all customers over certain thresholds and all customers are subject to continued monitoring. Credit limits are reviewed on a regular basis.

We perform an evaluation of the current expected credit losses inherent in our accounts receivable at each balance sheet date. Such an evaluation includes consideration of historical loss experience, trends in customer payment frequency, present economic conditions, and judgment about the future financial health of our customers and industry sector. Generally, credit terms associated with our receivables collection are approximately 30 to 90 days.

We state accounts receivable at the amount owed by the customer, net of allowances for estimated credit impairment losses, returns, early settlement discounts and rebates (when netting conditions are met). We do not discount accounts receivable because we generally collect accounts receivable over a relatively short time. We write off receivables when they are no longer determined to be collectible.

See “Note 6. Accounts Receivable, net” for additional information on accounts receivable and allowances. See “Note 13. Fair Value Measurement” and “Note 14. Debt” for additional information on receivables securitization facilities.

1. Description of Business and Summary of Significant Accounting Policies (Continued)

1.9. Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is determined on a first-in, first-out basis and includes expenditure incurred in acquiring the inventories and bringing them to their present location and condition.

Raw materials are valued on the basis of purchase cost on a first-in, first-out basis. For finished goods and work-in-progress, cost includes direct materials, direct labor and attributable overheads based on normal operating capacity and excludes borrowing costs. Net realizable value is the estimated proceeds of sale less costs to completion and any costs to be incurred in selling and distribution.

We include the cost of wood harvested from forestlands in the carrying values of raw materials.

Full provision is made for all damaged, deteriorated and unusable material. The Company regularly reviews inventory quantities on-hand for excess and obsolete inventory and, when circumstances indicate, records charges to write-down inventories to their estimated net realizable value. Any write-down of inventory to net realizable value creates a new cost basis for that inventory. Materials and other supplies held for use in the production of inventories are not written down below cost if the finished goods, in which they will be incorporated, are expected to be sold at or above cost. See “Note 7. Inventories” for additional information.

1.10. Leased Assets

We lease various real estate, including certain operating facilities, warehouses, office space and land. We also lease equipment and vehicles.

At inception of a contract, we assess whether a contract is, or contains, a lease. A contract is, or contains, a lease, if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. We recognize a right-of-use (“ROU”) asset and a lease liability at the lease commencement date which is the date at which the asset is made available for our use. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. We categorize leases with contractual terms longer than 12 months as either operating or finance.

Finance leases are generally those leases that allow us to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in “Property, plant and equipment, net.” All other leases are categorized as operating leases.

For operating and finance leases, the lease liability is initially measured at the present value of the future lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective-interest method. Our leases may include options to extend or terminate the lease. These options to extend are included in the lease term when it is reasonably certain that we will exercise that option. As the implicit rate is generally not readily determinable for our leases, we apply a portfolio approach using an estimated incremental borrowing rate to determine the initial present value of lease payments over the lease terms on a collateralized basis over a similar term, which is based on market and company specific information.

We use the unsecured borrowing rate and risk-adjust that rate to approximate a collateralized rate, and apply the rate based on the currency of the lease.

While some leases provide for variable payments, they are not included in the ROU assets and liabilities because they are not based on an index or rate. Variable payments for real estate leases primarily relate to common area maintenance, insurance, taxes and utilities. Variable payments for equipment, vehicles and leases within supply agreements primarily relate to usage, repairs, and maintenance. We have made an accounting policy election to not recognize an ROU asset and liability for leases with a term of 12 months or less unless the lease includes an option to renew or purchase the underlying asset that we are reasonably certain to exercise. In addition, the Company has applied the practical expedient to account for the lease and non-lease components as a single lease component for all of the Company’s leases. See “Note 12. Leases” for additional information.

1. Description of Business and Summary of Significant Accounting Policies (Continued)

1.11. Property, Plant and Equipment

We record property, plant and equipment at cost less accumulated depreciation and impairment charges. Cost includes major expenditures for improvements and replacements that extend useful lives, increase capacity, increase revenues or reduce costs, while normal maintenance and repairs are expensed as incurred. For financial reporting purposes, we provide depreciation and amortization primarily on a straight-line method generally over the estimated useful lives of the assets as follows:

Buildings and Building Improvements	10 - 40 years
Plant and Equipment	3 - 25 years

Leasehold improvements are depreciated over the shorter of the asset life or the lease term, generally between 3 and 15 years.

The estimated residual value and the useful lives of assets are reviewed at each reporting date. The useful lives of assets could be reduced by climate-related factors, for example, because of physical risks, obsolescence or legal restrictions. Capital expenditures will continue to be required for ongoing projects in order to meet our climate change targets and the useful lives of future capital expenditure may differ from current assumptions, however there are no significant changes in the estimates of useful lives during the current financial year. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount. These are included in the Consolidated Statements of Operations.

Capitalization of costs in respect of constructing an asset commences when it is probable that future economic benefits associated with the asset will flow to the Company and the cost of the asset can be measured reliably. Cost includes expenditures that are directly attributable to the construction of the asset. Construction in progress is not depreciated and is assessed for impairment when there is an indicator of impairment. When these assets are available for use, they are transferred out of construction in progress to the applicable heading under property, plant and equipment.

Forestlands consist of standing timber. Timber is stated at cost less depletion. Depletion refers to the carrying value of timber that is harvested. Costs related to acquiring, planting and growing timber and expenditure directly attributable to the timber are capitalized. At the time of harvest, the cost of the wood harvested is included in inventories.

1.12. Goodwill and Non-current Assets

The amount of goodwill acquired in a business combination that is assigned to one or more reporting units as of the acquisition date is the excess of the purchase price of the acquired businesses (or portion thereof) included in the reporting unit, over the fair value assigned to the individual assets acquired or liabilities assumed from a market participant perspective. Goodwill is assigned to the reporting unit(s) expected to benefit from the synergies of the combination even though other assets or liabilities of the acquired entity may not be assigned to that reporting unit. We determine recoverability by comparing the estimated fair value of the reporting unit to which the goodwill applies to the carrying value, including goodwill, of that reporting unit.

In accordance with ASC 350, “Intangibles – Goodwill and Other” (“ASC 350”), we review the carrying value of our goodwill annually in the fourth quarter or more often if events or changes in circumstances indicate that the carrying amount may exceed fair value. We test goodwill for impairment at the reporting unit level, which is an operating segment or one level below an operating segment, referred to as a component. A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available and segment management regularly reviews the operating results of that component. However, two or more components of an operating segment are aggregated and deemed a single reporting unit if the components have similar economic characteristics. We determine the fair value of each reporting unit using the discounted cash flow method or, as appropriate, a combination of the discounted cash flow method and the guideline public company method.

1. Description of Business and Summary of Significant Accounting Policies (Continued)

ASC 350 allows an optional qualitative assessment, prior to a quantitative assessment test, to determine whether it is “more likely than not” that the fair value of a reporting unit exceeds its carrying amount. We evaluate goodwill for impairment by first performing a qualitative assessment to determine whether a quantitative goodwill test is necessary. If the Company determines, based on qualitative factors, that the fair value of each reporting unit more likely than not exceeds its carrying value, no further assessment is necessary. If based on qualitative factors, the fair value of the reporting unit may more likely than not be less than its carrying amount, a quantitative goodwill impairment test would be required. For reporting units where the Company performs the quantitative goodwill impairment test, an impairment loss is recorded to the extent that the reporting unit’s carrying amount exceeds the reporting unit’s fair value. As part of the quantitative test, we utilize the present value of expected cash flows or, as appropriate, a combination of the present value of expected cash flows and the guideline public company method to determine the estimated fair value of our reporting units. This present value model requires management to estimate future cash flows, the timing of these cash flows, and a discount rate (based on a weighted average cost of capital), which represents the time value of money and the inherent risk and uncertainty of the future cash flows. Factors that management must estimate when performing this step in the process include, among other items, sales volume, sales prices, inflation, discount rates, exchange rates, tax rates, anticipated synergies and productivity improvements resulting from past acquisitions, capital expenditures and continuous improvement projects. The assumptions we use to estimate future cash flows are consistent with the assumptions that the reporting units use for internal planning purposes, which we believe would be generally consistent with that of a market participant. If we determine that the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired. If we determine that the carrying amount of the reporting unit exceeds its estimated fair value, we measure the goodwill impairment charge based on the excess of a reporting unit’s carrying amount over its fair value, but not in excess of the total amount of goodwill allocated to the respective reporting unit, as required under ASU 2017-04 “Simplifying the Test for Goodwill Impairment.”

The Company has capitalized certain contractual or separable intangible assets, primarily customer relationships, trade names and trademarks, developed technology, software assets and land use rights. These intangible assets are amortized based on the expected pattern in which the economic benefits are consumed or straight-line if the pattern was not reliably determinable. The useful lives of intangible assets other than goodwill are finite and range from two to twenty-two years. Amortization is recognized as an expense within “Selling, general and administrative expenses” and “Cost of goods sold” in the Consolidated Statements of Operations.

We follow the provisions included in ASC 360, “Property, Plant, and Equipment” in determining whether the carrying value of any of our non-current assets, including ROU assets and amortizable intangibles other than goodwill, is impaired. We determine whether indicators of impairment are present. We review non-current assets for impairment when events or changes in circumstances indicate that the carrying amount of the non-current asset might not be recoverable. If we determine that indicators of impairment are present, we determine whether the estimated undiscounted cash flows for the potentially impaired assets are less than the carrying value.

This requires management to estimate future cash flows through operations over the remaining useful life of the asset and its ultimate disposition. The assumptions we use to estimate future cash flows are consistent with the assumptions we use for internal planning purposes, updated to reflect current expectations. If our estimated undiscounted cash flows do not exceed the carrying value, we estimate the fair value of the asset and record an impairment charge if the carrying value is greater than the fair value of the asset. We estimate fair value using discounted cash flows, observable prices for similar assets, or other valuation techniques.

Our judgments regarding the existence of impairment indicators are based on legal factors, market conditions and operational performance. Future events could cause us to conclude that impairment indicators exist and that assets associated with a particular operation are impaired. Evaluating impairment also requires us to estimate future operating results and cash flows, which also require judgment by management. Any resulting impairment loss could have a material adverse impact on our financial condition and results of operations.

1. Description of Business and Summary of Significant Accounting Policies (Continued)

1.13. Business Combinations

In accordance with ASC 805, we recognize the identifiable assets acquired, the liabilities assumed, and any noncontrolling interests in an acquiree at their fair values as of the date of acquisition. We measure goodwill as the excess of consideration transferred, which we also measure at fair value, over the net of the acquisition date fair values of the identifiable assets acquired and liabilities assumed. The acquisition method of accounting requires us to make significant estimates and assumptions regarding the fair values of the elements of a business combination as of the date of acquisition, including the fair values of identifiable property, plant and equipment, intangible assets, deferred tax asset valuation allowances, liabilities including those related to debt, pensions and other postretirement plans, unrecognized tax benefits, contingent consideration and contingencies. Significant estimates and assumptions include subjective and/or complex judgments regarding items such as discount rates, customer attrition rates, economic lives and other factors, including estimating future cash flows that we expect to generate from the acquired assets.

The acquisition method of accounting also requires us to refine these estimates over a measurement period not to exceed one year to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. If we are required to adjust provisional amounts that we have recorded for the fair values of assets and liabilities in connection with acquisitions, these adjustments could have a material impact on our financial condition and results of operations. If the subsequent actual results and updated projections of the underlying business activity change compared with the assumptions and projections used to develop these values, we could record future impairment charges. In addition, we have estimated the economic lives of certain acquired assets and these lives are used to calculate depreciation and amortization expense. If our estimates of the economic lives change, depreciation or amortization expenses could be increased or decreased, or the acquired asset could be impaired. Acquisition related costs are expensed as incurred.

In a business combination achieved in stages, the cost includes the acquisition date fair value of any pre-existing equity interest in the subsidiary. When settlement of all or part of a business combination is deferred, the fair value of the deferred component is determined by discounting the amounts payable to their present value at the date of exchange. Where a business combination agreement provides for an adjustment to the purchase consideration which is contingent on future events, the contingent consideration is measured at fair value. Any subsequent remeasurement of the contingent amount is recognized in the Consolidated Statements of Operations if it is identified as a financial liability.

1.14. Fair Value of Financial Instruments and Nonfinancial Assets and Liabilities

We estimate fair values in accordance with ASC 820 “Fair Value Measurement” (“ASC 820”). ASC 820 provides a framework for measuring fair value and expands disclosures required about fair value measurements. Specifically, ASC 820 sets forth a definition of fair value and a hierarchy prioritizing the inputs to valuation techniques. ASC 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Additionally, ASC 820 defines levels within the hierarchy based on the availability of quoted prices for identical items in active markets, similar items in active or inactive markets and valuation techniques using observable and unobservable inputs. We incorporate credit valuation adjustments to reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in our fair value measurements.

The hierarchy consists of:

●	Level 1: fair value measurements represent exchange-traded securities, which are valued at quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the reporting date;
●	Level 2: fair value measurements are determined using input prices that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data; and
●	Level 3: fair value measurements are determined using unobservable inputs, such as internally developed pricing models for the asset or liability due to little or no market activity for the asset or liability.

1. Description of Business and Summary of Significant Accounting Policies (Continued)

Financial instruments not recognized at fair value on a recurring or non-recurring basis include cash and cash equivalents, accounts receivable, certain other current assets, short-term debt, accounts payable, certain other current liabilities and non-current debt. With the exception of debt with fixed interest rates, the carrying amounts of these financial instruments approximate their fair values due to either their variable interest rates or short maturities. The fair value of debt such as debentures and various notes are based on quoted market prices as of the balance sheet date. The fair value of the revolving credit facility approximates its carrying value due to the nature of the repricing and interest based on variable rates. We measure the fair value of our mutual fund investments based on quoted prices in active markets. Additionally, we measure our derivative contracts, if any, based on observable inputs such as interest rates, yield curves, spot and future commodity prices, and spot and future exchange rates.

We discuss fair values in more detail in “Note 13. Fair Value Measurement” and our pension and postretirement assets and liabilities in “Note 18. Retirement Plans”.

1.15. Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amount and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The tax effects of accumulated other comprehensive income are eliminated when the circumstances upon which it is premised cease to exist. Where applicable, the portfolio approach is utilized. All deferred tax assets and liabilities are classified as non-current in our Consolidated Balance Sheets.

We reduce deferred tax assets with a valuation allowance to the amount we believe is more-likely than-not to be realized. In making such determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, recent financial operations and carry back availability, if any. In the event we were to determine that we would be able to realize or not realize our deferred tax assets in the future at their net recorded amount, we would make an adjustment to the valuation allowance, which would reduce or increase income tax expense, respectively.

Certain provisions of ASC 740, “Income Taxes” (“ASC 740”) provide that a “tax position that meets the more-likely-than-not recognition threshold shall initially and subsequently be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.” We use significant judgment in (i) determining whether a tax position, based solely on its technical merits, is more-likely- than-not to be sustained upon examination and (ii) measuring the tax benefit as the largest amount of benefit that is greater than 50-percent likely of being realized upon settlement. We do not record any benefit for the tax positions where we do not meet the initial recognition threshold. Income tax positions must meet the ASC 740 recognition criteria as of the reporting date to be recognized. We recognize interest related to tax positions in “Income tax expense” in the Consolidated Statements of Operations. Prior to the Combination, interest relating to tax positions was immaterial. We recognize penalties related to tax positions in “Income tax expense” in the Consolidated Statements of Operations. Resolutions of tax positions could have a material adverse effect on our cash flows or materially benefit our results of operations in future periods upon their resolution.

The Company has made an accounting policy election to account for the income tax effect(s) of U.S. Global Intangible Low-Taxed Income (GILTI) as a period cost. The Company had made an accounting policy election to account for the income tax effect(s) of investment tax credits under the flow-through method.

1. Description of Business and Summary of Significant Accounting Policies (Continued)

1.16. Pension and Other Postretirement Benefits

We sponsor pension and other postretirement benefits in the U.S. and most of the other countries in which we operate. We use a December 31 measurement date for these plans. We measure our plan assets at fair value and the obligations at the present value of the estimated payments to plan participants. We recognize the net funded position of our plans as assets or liabilities in our Consolidated Balance Sheets. Estimated future payments are determined based on assumptions. Actuarial gains and losses occur when actual experience differs from the estimates used to determine the components of net periodic pension cost including differences between actual and expected returns on plan assets, plan remeasurement and when certain assumptions used to determine the projected benefit obligation are updated, such as but not limited to, changes in the discount rate and the change in the rate of compensation.

The amount of unrecognized actuarial gains and losses recognized in the current year’s operations is based on amortizing the unrecognized gains or losses for each plan that exceed the larger of 10% of the projected benefit obligation or the fair value of plan assets, also known as “the corridor”. The amount of unrecognized gain or loss that exceeds the corridor is amortized over the average future service of the plan participants or the average life expectancy of inactive plan participants for plans where all or almost all the plan participants are inactive.

1.17. Share-Based Compensation

We recognize an expense for share-based compensation plans based on the estimated fair value of the related awards. We measure share-based compensation awards using fair value-based measurement methods determined at the grant date. The compensation expense is recognized using the straight-line method over the requisite service period for time-based awards. For awards vesting based on market conditions, a compensation expense is recognized whether or not the market condition is met, as long as the service condition is met. For awards vesting based on performance conditions, compensation expense is recognized over the requisite service period only if it is probable that the performance condition will be achieved. The Company reassesses the probability of vesting at each reporting period and adjusts the compensation expense based on its probability assessment. Forfeitures are estimated based on historical experience.

1.18. Foreign Currency

The Consolidated Financial Statements are presented in the U.S. dollar, which is the reporting currency of the Company. We translate the assets and liabilities of our foreign operations to U.S. dollars using end-of-period exchange rates. Changes in the carrying value of these assets and liabilities attributable to fluctuations in exchange rates are recognized in “Foreign currency translation (loss) gain” a component of Other comprehensive (loss) income, net of tax. We translate income statement activity of our foreign operations to U.S. dollar using the average exchange rate prevailing during the period. On disposal of a foreign operation, accumulated currency translation differences are reclassified to profit or loss as part of the overall gain or loss on disposal.

Monetary assets and liabilities denominated in foreign currencies are translated into functional currency at the foreign exchange rate at the reporting date. Non-monetary assets and liabilities carried at cost are not subsequently retranslated. Non-monetary assets carried at fair value are subsequently remeasured at the exchange rate at the date of valuation. Gains or losses arising on foreign currency remeasurements are recorded within “Other (expense) income, net” in the Consolidated Statements of Operations with the exception of differences on foreign currency borrowings that qualify as a hedge of the Company’s net investment in foreign operations. The portion of exchange gains or losses on foreign currency borrowings used to provide a hedge against a net investment in a foreign operation and that is determined to be an effective hedge is recognized in Other comprehensive (loss) income, net of tax.

We recorded a loss on foreign currency transactions of $22 million, $52 million and $2 million in the years ended December 31, 2024, 2023 and 2022, respectively.

1. Description of Business and Summary of Significant Accounting Policies (Continued)

1.19. Supplier Finance Program Obligations

We maintain supplier finance programs whereby we have entered into payment processing agreements with certain financial institutions. These agreements allow participating suppliers to track payment obligations from Smurfit Westrock, and if voluntarily elected by the supplier, to sell payment obligations from Smurfit Westrock to financial institutions at a discounted price. We are not a party to the agreements between the participating financial institutions and the suppliers in connection with the program, and we do not reimburse suppliers for any costs they incur for participation in the program. We have not pledged any assets as security or provided any guarantees as part of the programs. We have no economic interest in our suppliers’ decisions to participate in the programs. Our responsibility is limited to making payment in full to the respective financial institution according to the terms originally negotiated with the supplier, which generally do not exceed 120 days. Smurfit Westrock or the financial institutions may terminate the agreements upon 30 or 90 days’ notice. These obligations are classified as accounts payable within the Consolidated Balance Sheets.

The Company’s outstanding payment obligations to financial institutions for the year ended December 31, 2024 were as follows:

2024
Outstanding payment obligations at the beginning of the fiscal year	$—
Assumed as part of the Combination	440
Amounts added during the period	792
Amounts settled during the period	(782)
Balance at end of the fiscal year	$450

1.20. Repair and Maintenance Costs

We expense routine repair and maintenance costs as we incur them. We defer certain expenses we incur during planned major maintenance activities and recognize the expenses ratably over the shorter of the estimated interval until the next major maintenance activity or the life of the deferred item. This maintenance is generally performed every 12 to 24 months and has a significant impact on our results of operations in the period performed primarily due to lost production during the maintenance period. The deferred planned major maintenance costs are recorded as assets within “Other non-current assets” on the Consolidated Balance Sheets.

1.21. New Accounting Standards Recently Adopted

In September 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2022-04, “Liabilities-Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations.” This ASU requires that all entities that use supplier finance programs in connection with the purchase of goods and services disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. This ASU was effective for fiscal years beginning after December 15, 2022, except for the amendment on rollforward information, which was effective for fiscal years beginning after December 15, 2023. The Company adopted this ASU effective January 1, 2023, with the exception of the amendment on rollforward information, which was adopted in the year beginning January 1, 2024 and applied prospectively. The adoption of this standard did not have a material impact on the Company’s Consolidated Financial Statements. See Note 1.19. Supplier Finance Program Obligations for more information.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” This ASU requires an entity to disclose incremental segment information, including enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for the Company’s annual reporting periods beginning after December 15, 2023 and for interim periods beginning after December 15, 2024. Adoption is a fully retrospective method of transition. Early adoption is permitted. The Company adopted this ASU in the fourth quarter of the year ended December 31, 2024 by including the required applicable segment disclosures. See Note 3. Segment Information for more information.

1. Description of Business and Summary of Significant Accounting Policies (Continued)

1.22. New Accounting Standards Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for the Company’s annual reporting periods beginning after December 15, 2024. Adoption is either with a prospective method or a fully retrospective method of transition. Early adoption is permitted. The Company is currently evaluating the effect that adoption of ASU 2023-09 will have on its disclosures in the Consolidated Financial Statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”). This ASU requires new financial statement disclosures disaggregating prescribed expense categories within relevant income statement expense captions. ASU 2024-03 will be effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Companies have the option to apply the guidance either on a retrospective or prospective basis, and early adoption is permitted. The Company is currently evaluating the impact of this standard on its disclosures in the Consolidated Financial Statements.